Nature of Business and Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 03, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jul. 31, 2020
Significant Accounting Policies [Line Items]
Restricted cash		$ 724,000	$ 864,000
Restricted cash, current		8,897	174,008	$ 12,023
Restricted cash, non-current		714,816	$ 689,645	$ 4,233
Estimated AMIC credit		$ 41,000
Preferred stock, dividend rate		6.00%
Redeemable convertible preferred stock, shares outstanding (in shares)		215,000	215,000	215,000	75,000
Convertible preferred stock, shares issued (in shares)		215,000	215,000
Supplier financing program obligation		$ 18,000	$ 10,000
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]		Accounts payable	Accounts payable
Total supplier invoices paid		$ 76,000	$ 38,000
Amortization period of sales commissions expensed		1 year
Common Stock
Significant Accounting Policies [Line Items]
Preferred stock, shares converted (in shares)	10,240,290
Mandatory Convertible Preferred Stock
Significant Accounting Policies [Line Items]
Preferred stock, conversion ratio (in shares)	4.4523
Redeemable convertible preferred stock, shares outstanding (in shares)		0
Convertible preferred stock, shares issued (in shares)		0				2,300,000
Series B-1 Convertible Preferred Stock
Significant Accounting Policies [Line Items]
Redeemable convertible preferred stock, shares outstanding (in shares)		75,000
Convertible preferred stock, shares issued (in shares)		75,000
Preferred stock, accretion period		10 years
Series B-2 Convertible Preferred Stock
Significant Accounting Policies [Line Items]
Redeemable convertible preferred stock, shares outstanding (in shares)		140,000
Convertible preferred stock, shares issued (in shares)		140,000
Preferred stock, accretion period		10 years
Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives of finite-lived intangible assets		1 year
Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives of finite-lived intangible assets		20 years
Building, Building Improvements and Land Improvements | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives for property, plant and equipment		10 years
Building, Building Improvements and Land Improvements | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives for property, plant and equipment		30 years
Machinery and equipment | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives for property, plant and equipment		3 years
Machinery and equipment | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives for property, plant and equipment		20 years